Other gains, net - Schedule of Other Gains, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule Of Other Gains Net Abstract
Other income	¥ 10,499		¥ 22,730	¥ 24,416
Other expenses	(4,015)		(1,802)	(333)
Total	¥ 6,484	$ 927	¥ 20,928	¥ 24,083